UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Equity Premium Advantage Fund (JLA)
	March 31, 2011

Shares	Description (1)				Value
	Common Stocks – 100.8%
	Aerospace & Defense – 1.3%
14,980	Boeing Company				$ 1,107,471
29,354	Honeywell International Inc.				1,752,727
19,850	United Technologies Corporation				1,680,303
	Total Aerospace & Defense				4,540,501
	Air Freight & Logistics – 1.0%
47,270	United Parcel Service, Inc., Class B				3,513,106
	Airlines – 0.3%
5,693	Delta Air Lines, Inc., (2)				55,791
27,885	Lan Airlines S.A., Sponsored ADR				713,577
26,363	Southwest Airlines Co.				332,965
	Total Airlines				1,102,333
	Auto Components – 0.5%
10,102	American Axle and Manufacturing Holdings Inc., (2)				127,184
28,366	Cooper Tire & Rubber				730,425
35,760	Gentex Corporation				1,081,740
	Total Auto Components				1,939,349
	Automobiles – 0.4%
51,547	Ford Motor Company, (2)				768,566
14,597	Harley-Davidson, Inc.				620,227
	Total Automobiles				1,388,793
	Beverages – 1.2%
41,011	Coca-Cola Company				2,721,080
26,085	PepsiCo, Inc.				1,680,135
	Total Beverages				4,401,215
	Biotechnology – 3.6%
27,471	Amgen Inc., (2)				1,468,325
65,264	Celgene Corporation, (2)				3,754,638
9,310	Cephalon, Inc., (2)				705,512
37,664	Genzyme Corporation, (2)				2,868,114
87,365	Gilead Sciences, Inc., (2)				3,707,771
14,383	Human Genome Sciences, Inc., (2)				394,813
	Total Biotechnology				12,899,173
	Capital Markets – 1.1%
15,156	Bank of New York Company, Inc.				452,710
46,966	Charles Schwab Corporation				846,797
7,871	Goldman Sachs Group, Inc.				1,247,317
19,032	Morgan Stanley				519,954
17,346	Waddell & Reed Financial, Inc., Class A				704,421
	Total Capital Markets				3,771,199
	Chemicals – 1.0%
30,982	Dow Chemical Company				1,169,571
35,575	E.I. Du Pont de Nemours and Company				1,955,558
6,185	Monsanto Company				446,928
	Total Chemicals				3,572,057
	Commercial Banks – 1.5%
31,331	FirstMerit Corporation				534,507
9,487	Toronto-Dominion Bank				840,453
65,040	U.S. Bancorp				1,719,007
70,518	Wells Fargo & Company				2,235,421
	Total Commercial Banks				5,329,388
	Commercial Services & Supplies – 0.4%
29,414	Covanta Holding Corporation				502,391
13,828	Deluxe Corporation				366,995
26,895	R.R. Donnelley & Sons Company				508,853
	Total Commercial Services & Supplies				1,378,239
	Communications Equipment – 5.4%
6,820	Aviat Networks Inc., (2)				35,259
245,933	Cisco Systems, Inc.				4,217,751
21,578	Comverse Technology, Inc., (2)				162,051
17,501	Harris Corporation				868,050
204,088	QUALCOMM, Inc.				11,190,145
47,306	Research In Motion Limited, (2)				2,676,100
	Total Communications Equipment				19,149,356
	Computers & Peripherals – 12.8%
124,615	Apple, Inc., (2)				43,422,095
49,264	EMC Corporation, (2)				1,307,959
21,986	Hewlett-Packard Company				900,766
	Total Computers & Peripherals				45,630,820
	Consumer Finance – 0.4%
24,868	American Express Company				1,124,034
23,560	SLM Corporation, (2)				360,468
	Total Consumer Finance				1,484,502
	Containers & Packaging – 0.2%
19,780	Packaging Corp. of America				571,444
4,824	Sonoco Products Company				174,774
	Total Containers & Packaging				746,218
	Distributors – 0.0%
2,607	Genuine Parts Company				139,839
	Diversified Consumer Services – 0.3%
4,119	ITT Educational Services, Inc., (2)				297,186
63,150	Service Corporation International				698,439
	Total Diversified Consumer Services				995,625
	Diversified Financial Services – 1.8%
146,487	Bank of America Corporation				1,952,672
3,262	CME Group, Inc.				983,656
66,759	JP Morgan Chase & Co.				3,077,590
13,902	Moody’s Corporation				471,417
	Total Diversified Financial Services				6,485,335
	Diversified Telecommunication Services – 2.3%
137,927	AT&T Inc.				4,220,566
20,606	Chunghwa Telecom Co., Ltd, Sponsored ADR				642,083
118,721	Frontier Communications Corporation				975,887
59,238	Verizon Communications Inc.				2,283,033
	Total Diversified Telecommunication Services				8,121,569
	Electric Utilities – 1.1%
86,906	Duke Energy Corporation				1,577,344
48,358	Great Plains Energy Incorporated				968,127
28,722	Pinnacle West Capital Corporation				1,229,014
	Total Electric Utilities				3,774,485
	Electrical Equipment – 1.7%
14,543	Cooper Industries Inc.				943,841
29,749	Emerson Electric Company				1,738,234
11,238	Hubbell Incorporated, Class B				798,235
14,562	Rockwell Automation, Inc.				1,378,293
13,012	Roper Industries Inc.				1,125,018
	Total Electrical Equipment				5,983,621
	Electronic Equipment & Instruments – 0.7%
24,324	Amphenol Corporation, Class A				1,322,982
50,810	Corning Incorporated				1,048,210
	Total Electronic Equipment & Instruments				2,371,192
	Energy Equipment & Services – 1.8%
29,580	Cameron International Corporation, (2)				1,689,018
9,396	Diamond Offshore Drilling, Inc.				730,069
49,812	Halliburton Company				2,482,630
17,559	Schlumberger Limited				1,637,552
	Total Energy Equipment & Services				6,539,269
	Food & Staples Retailing – 1.2%
30,104	CVS Caremark Corporation				1,033,169
22,982	Kroger Co.				550,879
23,034	SUPERVALU INC.				205,694
27,047	Walgreen Co.				1,085,667
23,831	Wal-Mart Stores, Inc.				1,240,404
	Total Food & Staples Retailing				4,115,813
	Food Products – 0.8%
15,578	Archer-Daniels-Midland Company				560,964
42,081	Kraft Foods Inc.				1,319,660
63,041	Sara Lee Corporation				1,113,934
	Total Food Products				2,994,558
	Gas Utilities – 0.6%
25,741	Nicor Inc.				1,382,292
26,900	Piedmont Natural Gas Company				816,415
	Total Gas Utilities				2,198,707
	Health Care Equipment & Supplies – 0.9%
35,925	Accuray, Inc., (2)				324,403
13,283	Baxter International, Inc.				714,227
37,622	Boston Scientific Corporation, (2)				270,502
9,327	CareFusion Corporation, (2)				263,021
898	Covidien PLC				46,642
12,334	Hill Rom Holdings Inc.				468,445
3,871	Medtronic, Inc.				152,324
7,109	Saint Jude Medical Inc.				364,407
7,586	Zimmer Holdings, Inc., (2)				459,181
	Total Health Care Equipment & Supplies				3,063,152
	Health Care Providers & Services – 1.6%
13,759	Brookdale Senior Living Inc., (2)				385,252
22,283	Cardinal Health, Inc.				916,500
25,434	Lincare Holdings				754,372
10,768	Medco Health Solutions, Inc., (2)				604,731
10,000	Omnicare, Inc.				299,900
48,700	Tenet Healthcare Corporation, (2)				362,815
19,747	UnitedHealth Group Incorporated				892,564
20,106	Universal Health Services, Inc., Class B				993,437
5,168	Wellpoint Inc.				360,675
	Total Health Care Providers & Services				5,570,246
	Hotels, Restaurants & Leisure – 2.7%
9,772	Carnival Corporation				374,854
21,506	International Game Technology				349,042
10,272	Interval Leisure Group Inc., (2)				167,947
9,229	McDonald’s Corporation				702,235
130,785	Starbucks Corporation				4,832,506
31,592	Starwood Hotels & Resorts Worldwide, Inc.				1,836,127
19,573	Tim Hortons Inc.				886,853
84,855	Wendy’s/Arby’s Group, Inc., Class A				426,821
	Total Hotels, Restaurants & Leisure				9,576,385
	Household Durables – 0.4%
13,979	KB Home				173,899
36,936	Newell Rubbermaid Inc.				706,586
4,344	Whirlpool Corporation				370,804
	Total Household Durables				1,251,289
	Household Products – 0.6%
35,948	Procter & Gamble Company				2,214,397
	Industrial Conglomerates – 1.3%
12,690	3M Co.				1,186,515
177,574	General Electric Company				3,560,359
	Total Industrial Conglomerates				4,746,874
	Insurance – 1.3%
17,619	AFLAC Incorporated				929,931
1,106	Arch Capital Group Limited, (2)				109,704
26,516	Fidelity National Title Group Inc., Class A				374,671
30,409	Marsh & McLennan Companies, Inc.				906,492
14,446	Prudential Financial, Inc.				889,585
24,701	Travelers Companies, Inc.				1,469,215
	Total Insurance				4,679,598
	Internet & Catalog Retail – 2.0%
36,658	Amazon.com, Inc., (2)				6,603,206
10,391	HSN, Inc., (2)				332,824
	Total Internet & Catalog Retail				6,936,030
	Internet Software & Services – 5.5%
26,494	Akamai Technologies, Inc., (2)				1,006,772
2,017	AOL Inc., (2)				39,392
12,899	Baidu.com, Inc., Sponsored ADR, (2)				1,777,611
127,178	eBay Inc., (2)				3,947,605
17,541	Google Inc., Class A, (2)				10,282,710
20,300	IAC/InterActiveCorp., (2)				627,067
43,598	United Online, Inc.				274,885
96,953	Yahoo! Inc., (2)				1,614,267
	Total Internet Software & Services				19,570,309
	IT Services – 3.3%
61,947	Automatic Data Processing, Inc.				3,178,501
23,280	Fidelity National Information Services				761,023
8,158	Global Payments Inc.				399,089
25,920	Infosys Technologies Limited, Sponsored ADR				1,858,464
17,695	International Business Machines Corporation (IBM)				2,885,524
9,443	Lender Processing Services Inc.				303,970
63,148	Paychex, Inc.				1,980,321
4,985	Visa Inc.				366,996
	Total IT Services				11,733,888
	Life Sciences Tools & Services – 0.7%
15,384	Agilent Technologies, Inc., (2)				688,896
36,905	Life Technologies Corporation, (2)				1,934,560
	Total Life Sciences Tools & Services				2,623,456
	Machinery – 2.1%
21,893	Caterpillar Inc.				2,437,786
8,652	Danaher Corporation				449,039
16,763	Deere & Company				1,624,167
14,654	Eaton Corporation				812,418
22,531	Graco Inc.				1,024,935
15,335	SPX Corporation				1,217,446
	Total Machinery				7,565,791
	Media – 3.9%
19,588	CBS Corporation, Class B				490,484
167,768	Comcast Corporation, Special Class A				3,895,573
75,269	DIRECTV Group, Inc., (2)				3,522,589
3,122	Liberty Media Starz, (2)				242,267
12,927	Live Nation Inc., (2)				129,270
96,097	News Corporation, Class A				1,687,463
47,728	News Corporation, Class B				888,695
18,938	Omnicom Group, Inc.				929,098
17,377	Regal Entertainment Group, Class A				234,590
5,992	Time Warner Cable, Class A				427,469
6,115	Time Warner Inc.				218,306
32,124	Walt Disney Company				1,384,223
	Total Media				14,050,027
	Metals & Mining – 0.9%
13,175	AngloGold Ashanti Limited, Sponsored ADR				631,741
57,137	Companhia Siderurgica Nacional S.A., Sponsored ADR				951,902
5,526	Freeport-McMoRan Copper & Gold, Inc.				306,969
31,323	Southern Copper Corporation				1,261,377
	Total Metals & Mining				3,151,989
	Multiline Retail – 1.1%
10,865	Family Dollar Stores, Inc.				557,592
10,883	J.C. Penney Company, Inc.				390,809
1,308	Kohl’s Corporation				69,376
26,822	Macy’s, Inc.				650,702
18,036	Sears Holding Corporation, (2)				1,490,675
15,596	Target Corporation				779,956
	Total Multiline Retail				3,939,110
	Multi-Utilities – 0.7%
21,316	Integrys Energy Group, Inc.				1,076,671
25,517	OGE Energy Corp.				1,290,140
	Total Multi-Utilities				2,366,811
	Oil, Gas & Consumable Fuels – 5.3%
54,479	Chevron Corporation				5,852,679
51,533	ConocoPhillips				4,115,425
12,007	Delta Petroleum Corporation, (2)				10,926
101,449	Exxon Mobil Corporation				8,534,904
5,224	Royal Dutch Shell PLC, Class A, Sponsored ADR				380,621
	Total Oil, Gas & Consumable Fuels				18,894,555
	Paper & Forest Products – 0.1%
17,300	International Paper Company				522,114
	Pharmaceuticals – 4.2%
26,860	Abbott Laboratories				1,317,483
13,538	Allergan, Inc.				961,469
59,703	Bristol-Myers Squibb Company				1,577,950
25,114	Eli Lilly and Company				883,259
16,092	Forest Laboratories, Inc., (2)				519,772
16,139	GlaxoSmithKline PLC, Sponsored ADR				619,899
39,866	Johnson & Johnson				2,362,061
87,471	Merck & Company Inc.				2,887,418
6,190	Novartis AG, Sponsored ADR				336,427
179,032	Pfizer Inc.				3,636,140
	Total Pharmaceuticals				15,101,878
	Professional Services – 0.7%
17,552	Manpower Inc.				1,103,670
21,473	Resources Connection, Inc.				416,361
30,314	Robert Half International Inc.				927,608
	Total Professional Services				2,447,639
	Real Estate Investment Trust – 0.9%
18,413	Apartment Investment & Management Company, Class A				468,979
49,000	DCT Industrial Trust Inc.				271,950
4,590	Developers Diversified Realty Corporation				64,260
31,254	Nationwide Health Properties, Inc.				1,329,233
40,126	Senior Housing Properties Trust				924,503
28,958	U-Store-It Trust				304,638
	Total Real Estate Investment Trust				3,363,563
	Semiconductors & Equipment – 5.7%
54,140	Advanced Micro Devices, Inc., (2)				465,604
54,207	Altera Corporation				2,386,192
9,099	Analog Devices, Inc.				358,319
89,246	Applied Materials, Inc.				1,394,023
93,518	Atmel Corporation, (2)				1,274,650
50,380	Broadcom Corporation, Class A				1,983,964
1,449	Cree, Inc., (2)				66,886
1,090	Cymer, Inc., (2)				61,672
11,761	Cypress Semiconductor Corporation, (2)				227,928
28,948	Fairchild Semiconductor International Inc., Class A, (2)				526,854
17,789	Integrated Device Technology, Inc., (2)				131,105
276,903	Intel Corporation				5,585,134
2,596	Intersil Holding Corporation, Class A				32,320
42,987	Linear Technology Corporation				1,445,653
95,908	LSI Logic Corporation, (2)				652,174
5,819	MEMC Electronic Materials, (2)				75,414
24,328	National Semiconductor Corporation				348,864
4,888	Novellus Systems, Inc., (2)				181,491
88,873	NVIDIA Corporation, (2)				1,640,596
26,885	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR				327,459
9,244	Texas Instruments Incorporated				319,473
15,725	Varian Semiconductor Equipment Associate, (2)				765,336
	Total Semiconductors & Equipment				20,251,111
	Software – 7.9%
171,474	Activision Blizzard Inc.				1,881,070
67,370	Adobe Systems Incorporated, (2)				2,233,989
43,406	Autodesk, Inc., (2)				1,914,639
61,242	CA Inc.				1,480,832
33,659	Cadence Design Systems, Inc., (2)				328,175
21,576	Electronic Arts Inc. (EA), (2)				421,379
418,928	Microsoft Corporation				10,624,014
269,187	Oracle Corporation				8,982,770
2,118	SAP AG, Sponsored ADR				129,960
	Total Software				27,996,828
	Specialty Retail – 1.8%
16,694	Best Buy Co., Inc.				479,452
14,338	Gap, Inc.				324,899
41,949	Home Depot, Inc.				1,554,630
30,941	Limited Brands, Inc.				1,017,340
34,823	Lowe’s Companies, Inc.				920,372
17,774	TJX Companies, Inc.				883,901
35,381	Urban Outfitters, Inc., (2)				1,055,415
	Total Specialty Retail				6,236,009
	Textiles, Apparel & Luxury Goods – 0.2%
12,633	Coach, Inc.				657,421
	Thrifts & Mortgage Finance – 0.0%
6,252	Capitol Federal Financial Inc.				70,460
1,712	Tree.com Inc., (2)				10,101
	Total Thrifts & Mortgage Finance				80,561
	Tobacco – 1.0%
51,573	Altria Group, Inc.				1,342,445
35,651	Philip Morris International				2,339,775
	Total Tobacco				3,682,220
	Wireless Telecommunication Services – 0.6%
7,886	China Mobile Hong Kong Limited, Sponsored ADR				364,649
9,319	Crown Castle International Corporation, (2)				396,523
50,371	Vodafone Group PLC, Sponsored ADR				1,448,166
	Total Wireless Telecommunication Services				2,209,338
	Total Common Stocks (cost $246,230,911)				359,048,851

Principal
Amount (000)	Description (1)		Coupon	Maturity	Value
	Short-Term Investments – 4.7%
$ 16,782	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $16,781,737, collateralized by $15,815,000 U.S. Treasure Notes, 4.250%, due 8/15/13, value $17,119,738		0.010%	4/01/11	$ 16,781,732
		Total Short-Term Investments (cost $16,781,732)			16,781,732
		Total Investments (cost $263,012,643) – 105.5%			375,830,583
		Other Assets Less Liabilities – (5.5)% (5)			(19,579,520)
		Net Assets – 100%			$ 356,251,063

Investments in Derivatives

Call Options Written at March 31, 2011:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written (4)
(431)	Mini-NDX 100 Index	$ (9,697,500)	4/16/11	$ 225.0	$(427,768)
(1,333)	Mini-NDX 100 Index	(30,325,750)	4/16/11	227.5	(1,033,075)
(871)	Mini-NDX 100 Index	(20,033,000)	4/16/11	230.0	(503,002)
(503)	Mini-NDX 100 Index	(11,820,500)	4/16/11	235.0	(126,001)
(921)	Mini-NDX 100 Index	(20,722,500)	5/21/11	225.0	(1,130,528)
(1,045)	Mini-NDX 100 Index	(23,773,750)	5/21/11	227.5	(1,086,800)
(53)	NASDAQ-100 Index	(11,925,000)	4/16/11	2,250.0	(523,905)
(51)	NASDAQ-100 Index	(11,602,500)	4/16/11	2,275.0	(394,740)
(84)	NASDAQ-100 Index	(19,320,000)	4/16/11	2,300.0	(488,040)
(53)	NASDAQ-100 Index	(12,455,000)	4/16/11	2,350.0	(133,030)
(167)	S&P 500 Index	(20,875,000)	4/16/11	1,250.0	(1,285,900)
(167)	S&P 500 Index	(21,292,500)	4/16/11	1,275.0	(898,460)
(177)	S&P 500 Index	(22,744,500)	4/16/11	1,285.0	(796,500)
(164)	S&P 500 Index	(21,320,000)	4/16/11	1,300.0	(533,000)
(166)	S&P 500 Index	(21,995,000)	4/16/11	1,325.0	(248,170)
(176)	S&P 500 Index	(22,880,000)	5/21/11	1,300.0	(800,800)
(166)	S&P 500 Index	(21,995,000)	5/21/11	1,325.0	(488,040)
(166)	S&P 500 Index	(21,165,000)	6/18/11	1,275.0	(1,190,220)
(6,694)	Total Call Options Written (premiums received $10,194,540)	$(345,942,500)			$(12,087,979)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

		Level 1	Level 2	Level 3	Total
	Investments:
	Common Stocks	$359,048,851	$ –	$ –	$359,048,851
	Short-Term Investments	–	16,781,732	–	16,781,732
	Derivatives:
	Call Options Written	(12,087,979)	–	–	(12,087,979)
	Total	$346,960,872	$16,781,732	$ –	$363,742,604

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$12,087,979

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding investments in derivatives) was $263,013,408.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation					$ 125,359,060
Depreciation					(12,541,885)
Net unrealized appreciation (depreciation) of investments					$ 112,817,175

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)				All percentages in the Portfolio of Investments are based on net assets.

	(2)				Non-income producing; issuer has not declared a dividend within the past twelve months.

	(3)				For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

	(4)				The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

	(5)				Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

	ADR				American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011

*                      Print the name and title of each signing officer under his or her signature.